[logo - American Funds(R)]

The right choice for the long termSM

THE GROWTH FUND OF AMERICA

[cover photograph: close-up of cyclists in a race]

Semi-annual report for the six months ended February 28, 2003

THE GROWTH FUND OF AMERICA(R)

The Growth Fund of America is one of the 29 American Funds,(R) the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

The Growth Fund of America invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge), unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2003 (the most recent calendar quarter):

                                             1 YEAR       5 YEARS     10 YEARS
CLASS A SHARES
Reflecting 5.75% maximum sales charge        -27.42%      +3.03%       +10.78%

Results for other share classes can be found on page 28. For the most current investment results, please refer to americanfunds.com. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.

FELLOW SHAREHOLDERS:

[photograph: close-up of cyclists in a race]

Prospects for war in the Middle East, as well as concerns about the health of the economy, impacted the stock market during the six-month period ended February 28, 2003. In this anxious environment, The Growth Fund of America posted a return of -3.2%. Although the results were negative, they were better than the benchmarks against which we measure ourselves.

As the table below shows, comparable Lipper fund indexes experienced declines ranging from -4.6% to -6.8%, while Standard & Poor's 500 Composite Index, a broad measure of U.S. stocks, fell 7.3%. The technology-heavy Nasdaq Composite Index did better than the broad market with a gain of 1.7%. We are happy to report that The Growth Fund of America continued to outpace its benchmark indexes by a significant margin over long-term periods.

                                                                              Five-year        Lifetime
                                                                               average          average
                                           Six-month        One-year           annual           annual
                                             total            total           compound         compound
                                            returns          returns           returns         returns*
The Growth Fund of America                   -3.2%           -19.7%             +4.9%           +15.0%
Standard & Poor's 500 Composite Index        -7.3            -22.7              -3.0            +11.5
Lipper Capital Appreciation Fund Index       -5.2            -21.8              -3.5            +11.2
Lipper Growth Fund Index                     -6.8            -21.8              -4.4            +10.3
Lipper Multi-Cap Core Fund Index             -6.7            -21.3              -2.8            +10.8
Lipper Multi-Cap Growth Fund Index           -4.6            -24.8              -5.4            +11.1

As of February 28, 2003

*Since 12/1/73, when Capital Research and Management Company became the fund's investment adviser.

[Begin Sidebar]
The fund increased investments in technology and retail stocks because the prices of selected companies had fallen.
[End Sidebar]


The U.S. stock market hit a low on October 9. Concerns about a confrontation with Iraq and terrorist attacks around the world specifically hurt the travel, hotel and airline industries. Excess capacity and weak capital spending continued to impact technology and telecommunications companies. Layoffs continued in the financial services and technology industries. Later in October and November, the stock market rallied, led by technology stocks. However, it began weakening again in December, rallied in January and drifted downward through the end of February.

The fund increased investments in technology and retail stocks because the prices of selected companies had fallen to what we considered to be attractive levels. After three years of decline, much of the air has been let out of the market bubble. Portfolio counselors added to their holdings in discount retailer Target and in Vodafone Group, a global operator of mobile telephone services. We also added to our holdings in the semiconductor industry with such companies as Microchip Technology. The fund took profits in defense contractor Lockheed Martin and reduced holdings in Oracle.

WHAT HURT RESULTS

A number of the fund's largest holdings experienced declines during the past six months. AOL Time Warner fell 10.5% because of the continued U.S. Securities and Exchange Commission investigation into accounting practices at America Online as well as weak financial results at that unit.

American International Group, a global insurance and financial services company, declined 21.5%. The company said it will add $1.8 billion to its insurance loss reserves, blaming a surge in class action suits and large jury awards and the sharp rise in medical costs. Weakening retail sales in general impacted all retail stocks, including the shares of Target (-16.2%). Target, however, showed strong earnings growth for 2002 despite the weak retail environment and remains one of the fund's largest holdings.

WHAT HELPED RESULTS

Forest Laboratories rose 36.4% on continued strong sales of its Celexa antidepressant and on excellent market acceptance of its recently released Lexapro, a next-generation antidepressant. Shares of Starbucks, the world's largest specialty coffee retailer, climbed 16.7% on increased earnings, sales growth and a favorable outlook for fiscal 2003.

The fund's short-term cash holding of 13.5% provided a measure of stability for the fund in the declining market. This substantial cash reserve is available to invest in stocks of our favorite companies if they fall to what we consider bargain levels.

NEW FUND POSITIONS ANNOUNCED

James E. Drasdo, formerly president of the fund, has been elected vice chairman. Donald D. O'Neal, portfolio counselor, has been elected president of the fund.

LOOKING FORWARD

In this uncertain environment, we do not plan to change our investment approach. We will visit companies with the same frequency and intensity as always, looking to apply our research insights. In addition, it should be reassuring to remember that the fund's portfolio counselors have been through difficult markets before. The fund's six counselors bring together 168 years of investment experience to managing your fund.

[Begin Sidebar]
....the fund's portfolio counselors have been through difficult markets before.
(End Sidebar]

Many new investors have joined the fund in the past six months, increasing the number of accounts to more than 3.3 million. We welcome them and also want to thank our long-term investors for their continuing support. As always, we recommend you maintain a long-term perspective toward your investments.

Cordially,

/s/ James F. Rothenberg
James F. Rothenberg
Chairman of the Board

/s/ Donald D. O'Neal
Donald D. O'Neal
President

April 8, 2003


INVESTMENT PORTFOLIO      February 28, 2003                                                                      Unaudited

[begin pie chart]
INDUSTRY DIVERSIFICATION
Media 10.40%
Semiconductor equipment & products 8.84%
Pharmaceuticals 7.70%
Insurance 6.22%
Oil & gas 5.19%
Other industries 48.20%
Cash & equivalents 13.45%
[end pie chart]

                                             Percent of
LARGEST EQUITY HOLDINGS                      net assets

AOL Time Warner                                2.98%
American International Group                   2.62
Lowe's Companies                               2.48
Eli Lilly                                      2.28
Forest Laboratories                            2.23
Viacom                                         2.13
Comcast                                        2.06
Target                                         1.93
Altria Group                                   1.85
Berkshire Hathaway                             1.84



                                                                                                                         Market
                                                                                                                          value
Equity securities (common and preferred stocks and convertible debentures)                               Shares            (000)
MEDIA  -  10.06%
AOL Time Warner Inc.  (1)                                                                            98,806,000      $1,118,484
Viacom Inc., Class B, nonvoting  (1)                                                                 19,625,000         728,676
Viacom Inc., Class A  (1)                                                                             1,879,400          69,932
Comcast Corp., Class A, special stock, nonvoting  (1)                                                14,600,000         410,114
Comcast Corp., Class A  (1)                                                                          12,394,387         362,164
News Corp. Ltd. (ADR) (Australia)                                                                     6,650,000         166,250
News Corp. Ltd., preferred (ADR)                                                                      7,055,399         147,458
Liberty Media Corp., Class A  (1)                                                                    32,100,000         294,999
Fox Entertainment Group, Inc., Class A  (1)                                                           8,720,000         233,086
Clear Channel Communications, Inc.  (1)                                                               4,000,000         146,040
TMP Worldwide Inc.  (1)                                                                               5,300,000          48,495
General Motors Corp., Class H  (1)                                                                    3,700,000          37,703
Univision Communications Inc., Class A  (1)                                                             600,000          14,862
Adelphia Communications Corp., Class A  (1)                                                           8,177,100           1,480
United Pan-Europe Communications NV, Class A (Netherlands) (1)                                        7,475,000             161


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  8.84%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                            387,915,000         469,252
Texas Instruments Inc.                                                                               27,902,800         467,372
Applied Materials, Inc.  (1)                                                                         28,850,000         374,473
Linear Technology Corp.                                                                               9,215,000         282,624
Analog Devices, Inc.  (1)                                                                             9,316,666         271,674
Xilinx, Inc.  (1)                                                                                    10,500,000         240,450
Maxim Integrated Products, Inc.                                                                       6,380,000         220,365
Altera Corp.  (1)                                                                                    16,700,000         209,251
Microchip Technology Inc.                                                                             7,800,000         198,510
KLA-Tencor Corp.  (1)                                                                                 4,080,000         145,860
Samsung Electronics Co., Ltd. (South Korea)                                                             543,000         127,152
Applied Micro Circuits Corp.  (1)                                                                    14,500,000          50,605
National Semiconductor Corp.  (1)                                                                     2,800,000          47,964
Teradyne, Inc. (1)                                                                                    3,750,000          43,462
Cypress Semiconductor Corp.  (1)                                                                      6,150,000          39,421
ASML Holding NV, New York registered (Netherlands) (1)                                                5,100,000          36,873
Agere Systems Inc., Class A  (1)                                                                     22,166,247          35,688
LSI Logic Corp.  (1)                                                                                  7,000,000          31,080
PMC-Sierra, Inc.  (1)                                                                                 5,300,000          29,998


PHARMACEUTICALS  -  7.70%
Eli Lilly and Co.                                                                                    15,155,000         857,167
Forest Laboratories, Inc.  (1)                                                                       16,810,000         837,138
AstraZeneca PLC (Sweden)                                                                              4,350,000         139,198
AstraZeneca PLC (United Kingdom)                                                                      2,800,000          90,300
AstraZeneca PLC (ADR)                                                                                 1,925,000          61,831
Sanofi-Synthelabo (France)                                                                            4,861,968         260,165
Johnson & Johnson                                                                                     3,000,000         157,350
Allergan, Inc.                                                                                        2,370,000         152,154
Pharmacia Corp.                                                                                       2,500,000         103,300
Novartis AG (Switzerland)                                                                             2,134,000          78,459
Novartis AG (ADR)                                                                                       400,843          14,663
Elan Corp., PLC (ADR) (Ireland) (1)                                                                  11,580,700          39,027
Andrx Group  (1)                                                                                      2,720,000          31,688
Sepracor Inc.  (1)                                                                                    2,100,000          25,956
Schering-Plough Corp.                                                                                 1,000,000          18,020
Scios Inc.  (1)                                                                                         300,000          13,092
Pfizer Inc                                                                                              400,000          11,928


INSURANCE  -  6.22%
American International Group, Inc.                                                                   19,940,000         982,843
Berkshire Hathaway Inc., Class A  (1)                                                                    11,210         691,657
XL Capital Ltd., Class A                                                                              4,785,000         339,448
Progressive Corp.                                                                                     3,500,000         182,035
Aon Corp.                                                                                             3,218,600          62,602
Protective Life Corp.                                                                                 1,500,000          40,680
Marsh & McLennan Companies, Inc.                                                                        962,200          39,162


OIL & GAS  -  5.19%
Suncor Energy Inc. (Canada)                                                                          13,173,870         239,203
LUKoil Holding (ADR) (Russia)                                                                         3,750,000         224,625
EOG Resources, Inc.                                                                                   5,050,000         208,565
BG Group PLC (United Kingdom)                                                                        37,200,000         143,372
Ocean Energy, Inc.                                                                                    7,140,800         143,316
Petro-Canada (Canada)                                                                                 3,650,000         130,241
Nexen Inc. (Canada)                                                                                   6,012,138         129,299
Norsk Hydro AS (ADR) (Norway)                                                                         2,799,800         108,184
Pogo Producing Co.                                                                                    2,644,400         105,115
Shell Canada Ltd. (Canada)                                                                            2,980,000          96,194
Apache Corp.                                                                                          1,300,000          84,864
Imperial Oil Ltd. (Canada)                                                                            2,522,651          80,413
Devon Energy Corp.                                                                                    1,250,000          60,250
Noble Energy, Inc.                                                                                    1,550,800          54,743
Surgutneftegas (ADR) (Russia)                                                                         3,250,000          52,162
Canadian Natural Resources, Ltd. (Canada)                                                             1,490,000          51,253
Murphy Oil Corp.                                                                                        878,000          37,780


SPECIALTY RETAIL  -  4.27%
Lowe's Companies, Inc.                                                                               23,663,200         929,964
Limited Brands, Inc.                                                                                 18,500,000         219,780
Office Depot, Inc.  (1)                                                                              11,500,000         135,010
CDW Computer Centers, Inc.  (1)                                                                       2,750,000         120,065
Michaels Stores, Inc.  (1)                                                                            3,350,000          78,725
Payless ShoeSource, Inc.  (1)                                                                         1,100,000          51,271
United Rentals, Inc.  (1)                                                                             3,800,000          32,794
TJX Companies, Inc.                                                                                   1,650,000          26,515
Circuit City Stores, Inc. (formerly Circuit City Stores, Inc. - Circuit City Group)                   2,300,000          10,166


WIRELESS TELECOMMUNICATION SERVICES  -  4.15%
AT&T Wireless Services, Inc.  (1)                                                                    75,550,000         446,500
Vodafone Group PLC (ADR) (United Kingdom)                                                            21,997,500         398,155
Vodafone Group PLC                                                                                   21,590,000          38,672
Nextel Communications, Inc., Class A  (1)                                                            18,550,000         261,184
Nextel Communications, Inc., Series D, 13.00% exchangeable preferred 2009  (1)  (2)                      69,094          72,549
Nextel Communications, Inc., Series E, 11.125% exchangeable preferred, redeemable 2010  (1) (2)          17,266          17,439
Sprint Corp. - PCS Group, Series 1  (1)                                                              36,569,500         144,815
KDDI Corp. (Japan)                                                                                       45,000         141,303
NTT DoCoMo, Inc. (Japan)                                                                                 20,000          37,749


SOFTWARE  -  3.11%
Microsoft Corp.                                                                                      16,700,000         395,790
Oracle Corp.  (1)                                                                                    15,575,000         186,277
SAP AG (Germany)                                                                                      2,200,000         183,155
Cadence Design Systems, Inc.  (1)                                                                    12,400,000         131,316
PeopleSoft, Inc.  (1)                                                                                 5,900,000         100,890
VERITAS Software Corp.  (1)                                                                           3,500,000          59,605
National Instruments Corp.  (1)                                                                       1,500,000          50,520
Macromedia, Inc.  (1)                                                                                 1,700,000          26,928
Novell, Inc.  (1)                                                                                     9,700,000          25,220
BEA Systems, Inc.  (1)                                                                                  800,000           7,776


COMMERCIAL SERVICES & SUPPLIES  -  2.79%
Automatic Data Processing, Inc.                                                                       7,425,000         241,312
Concord EFS, Inc.  (1)                                                                               18,940,000         210,234
Paychex, Inc.                                                                                         5,600,000         146,832
Sabre Holdings Corp., Class A  (1)                                                                    6,762,811         111,992
Ceridian Corp.  (1)                                                                                   6,240,900          86,124
Allied Waste Industries, Inc.  (1)                                                                    8,050,000          66,412
Robert Half International Inc.  (1)                                                                   4,610,000          61,728
Waste Management, Inc.                                                                                2,400,000          47,760
Cendant Corp.  (1)                                                                                    3,000,000          36,930
Avery Dennison Corp.                                                                                    400,000          22,960
MPS Group, Inc.  (1)                                                                                  3,640,000          17,872


MULTILINE RETAIL  -  2.63%
Target Corp.                                                                                         25,350,000         726,278
Kohl's Corp.  (1)                                                                                     4,850,000         237,165
Wal-Mart de Mexico, SA de CV, Series V (ADR) (Mexico)                                                   995,100          22,240
Wal-Mart de Mexico, SA de CV, Series V                                                                  512,700           1,145
Wal-Mart de Mexico, SA de CV, Series C                                                                    5,788              12


HEALTH CARE PROVIDERS & SERVICES  -  2.11%
HCA Inc.                                                                                              9,125,000         376,315
Cardinal Health, Inc.                                                                                 4,564,300         261,489
Lincare Holdings Inc.  (1)                                                                            2,575,000          76,992
Anthem, Inc.  (1)                                                                                       752,400          44,851
WellPoint Health Networks Inc.  (1)                                                                     490,200          33,338


HOTELS, RESTAURANTS & LEISURE  -  2.10%
Starbucks Corp.  (1)                                                                                 18,175,000         426,204
Carnival Corp.                                                                                        9,300,000         213,621
Mandalay Resort Group  (1)                                                                            3,050,000          76,982
Fairmont Hotels & Resorts Inc. (Canada)                                                               2,550,000          52,683
McDonald's Corp.                                                                                      1,300,000          17,693


DIVERSIFIED FINANCIALS  -  1.99%
Fannie Mae                                                                                            5,533,200         354,678
Capital One Financial Corp.                                                                           7,150,000         221,435
CIT Group Inc.                                                                                        5,000,000          85,850
SLM Corp.                                                                                               500,000          54,475
J.P. Morgan Chase & Co.                                                                               1,350,000          30,618


INTERNET & CATALOG RETAIL  -  1.94%
USA Interactive  (1)                                                                                 19,800,000         485,694
eBay Inc. (acquired PayPal, Inc.)  (1)                                                                3,098,300         242,969


TOBACCO  -  1.92%
Altria Group, Inc. (formerly Philip Morris Companies Inc.)                                           18,000,000         695,700
R.J. Reynolds Tobacco Holdings, Inc.                                                                    641,666          25,609


INDUSTRIAL CONGLOMERATES  -  1.79%
Tyco International Ltd.                                                                              25,700,000         380,360
General Electric Co.                                                                                 12,190,000         293,170


ENERGY EQUIPMENT & SERVICES  -  1.57%
Schlumberger Ltd.                                                                                     5,680,000         236,345
Halliburton Co.                                                                                       8,000,000         162,080
Baker Hughes Inc.                                                                                     4,900,000         151,998
Nabors Industries Ltd.  (1)                                                                             600,000          23,790
Patterson-UTI Energy, Inc. (1)                                                                          425,000          14,085


BEVERAGES  -  1.22%
Coca-Cola Co.                                                                                         4,930,000         198,285
Anheuser-Busch Companies, Inc.                                                                        2,920,000         135,780
PepsiCo, Inc.                                                                                         2,250,000          86,220
Adolph Coors Co., Class B                                                                               785,000          37,759


AEROSPACE & DEFENSE  -  1.18%
Northrop Grumman Corp.                                                                                2,500,000         216,750
Bombardier Inc., Class B (Canada)                                                                    27,500,000          87,845
General Dynamics Corp.                                                                                1,400,000          82,964
Raytheon Co.                                                                                          2,100,000          56,868


AIRLINES  -  1.14%
Southwest Airlines Co.                                                                               30,361,677         366,465
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                              1,214,408          46,390
Continental Airlines, Inc., Class B  (1)                                                              3,170,000          16,167


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.12%
Flextronics International Ltd. (Singapore) (1)                                                       20,425,000         177,289
Solectron Corp.  (1)                                                                                 19,884,000          62,635
Hirose Electric Co., Ltd. (Japan)                                                                       840,000          59,507
Sanmina-SCI Corp.  (1)                                                                               10,000,000          43,000
Jabil Circuit, Inc.  (1)                                                                              1,920,000          31,891
Celestica Inc. (Canada) (1)                                                                           2,100,000          25,326
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                         7,150,000          23,065


DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.11%
AT&T Corp.                                                                                            9,765,000         181,043
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                                 5,300,000         154,071
Sprint Corp. - FON Group                                                                              4,750,000          60,325
Royal KPN NV (Netherlands) (1)                                                                        2,351,800          15,598
Broadview Networks Holdings, Inc., Series E, convertible preferred  (1) (3) (4)                       1,588,972           3,337
Broadview Networks Holdings, Inc., Series E, warrants, expire 2012  (1) (3) (4)                         730,928           1,527
Telewest Communications PLC (United Kingdom) (1)                                                     50,000,000           2,047


BIOTECHNOLOGY  -  1.09%
Gilead Sciences, Inc.  (1)                                                                            2,150,000          73,100
Amylin Pharmaceuticals, Inc.  (1)                                                                     4,500,000          69,030
IDEXX Laboratories, Inc.  (1)                                                                         1,685,000          61,435
Genentech, Inc.  (1)                                                                                  1,500,000          53,040
Affymetrix, Inc.  (1) (3)                                                                             2,000,000          52,800
ImClone Systems Inc.  (1)                                                                             3,600,000          47,988
OSI Pharmaceuticals, Inc.  (1)                                                                        1,500,000          22,170
ICOS Corp.  (1)                                                                                         725,000          14,464
Cell Therapeutics, Inc.  (1)                                                                          1,445,000          10,144
ILEX Oncology, Inc.  (1)                                                                                785,100           4,978


COMPUTERS & PERIPHERALS  -  0.90%
International Business Machines Corp.                                                                 2,000,000         155,900
Lexmark International, Inc., Class A  (1)                                                             1,500,000          93,615
Sun Microsystems, Inc.  (1)                                                                          17,300,000          59,512
Dell Computer Corp.  (1)                                                                              1,080,000          29,117


FOOD & DRUG RETAILING  -  0.76%
Walgreen Co.                                                                                          6,600,000         185,724
Whole Foods Market, Inc.  (1)                                                                         1,950,000          99,587


COMMUNICATIONS EQUIPMENT  -  0.75%
Cisco Systems, Inc.  (1)                                                                             18,000,000         251,640
Motorola, Inc.                                                                                        1,276,500          10,748
Nokia Corp. (ADR) (Finland)                                                                             750,000           9,923
Nortel Networks Corp. (Canada) (1)                                                                    3,800,000           8,170


MACHINERY  -  0.66%
Illinois Tool Works Inc.                                                                              3,070,000         182,880
Deere & Co.                                                                                           1,600,000          66,208


BANKS  -  0.64%
Bank of New York Co., Inc.                                                                            9,075,000         206,729
Wells Fargo & Co.                                                                                       560,000          25,396
Mizuho Holdings, Inc. (Japan)                                                                             7,849           6,975


METALS & MINING  -  0.56%
Rio Tinto PLC (United Kingdom)                                                                        4,384,813          88,726
BHP Billiton Ltd. (Australia)                                                                        12,266,661          68,197
Arch Coal, Inc.                                                                                       2,600,000          51,740


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.54%
Applera Corp. - Applied Biosystems Group                                                              7,000,000         128,450
Applera Corp. - Celera Genomics Group  (1)                                                              528,800           4,363
Becton, Dickinson and Co.                                                                             1,000,000          34,400
Medtronic, Inc.                                                                                         760,000          33,972


INTERNET SOFTWARE & SERVICES  -  0.51%
Yahoo  Inc.  (1)                                                                                      8,890,000         185,357
Homestore, Inc.  (1)                                                                                  4,100,000           3,116
ProAct Technologies Corp., Series C, convertible preferred  (1) (3) (4)                               6,500,000           2,665


AIR FREIGHT & LOGISTICS  -  0.50%
FedEx Corp.                                                                                           2,000,000         102,800
United Parcel Service, Inc., Class B                                                                  1,503,300          86,500


FOOD PRODUCTS  -  0.49%
Unilever NV, New York registered (Netherlands)                                                        1,700,000          96,356
Kerry Group PLC, Class A (Ireland)                                                                    5,682,220          68,937
General Mills, Inc.                                                                                     425,000          18,220


CHEMICALS  -  0.41%
Dow Chemical Co.                                                                                      2,761,500          75,389
Monsanto Co.                                                                                          3,769,142          61,889
Millennium Chemicals Inc.                                                                             1,425,000          15,561


MULTI-UTILITIES & UNREGULATED POWER  -  0.38%
El Paso Corp.                                                                                        15,150,000          73,629
Questar Corp.                                                                                         2,475,000          69,003


CONTAINERS & PACKAGING  -  0.30%
Sealed Air Corp.  (1)                                                                                 3,130,000         113,525


ROAD & RAIL  -  0.26%
Burlington Northern Santa Fe Corp.                                                                    3,950,000          98,750


OTHER  -  0.26%
Estee Lauder Companies Inc., Class A                                                                  2,200,000          61,710
TXU Corp.                                                                                             2,140,000          34,176


Miscellaneous  -  3.05%
Other equity securities in initial period of acquisition                                                              1,147,684


Total equity securities (cost: $37,716,534,000)                                                                      32,386,115

                                                                                                      Principal          Market
                                                                                                         amount           value
Fixed-income securities                                                                                    (000)           (000)
MEDIA  -  0.34%
AOL Time Warner Inc.:
 5.625% 2005                                                                                            $10,795         $11,183
 6.125% 2006                                                                                             15,000          15,682
 6.75% 2011                                                                                              56,500          59,307
 6.875% 2012                                                                                             40,750          43,062

Total fixed-income securities (cost: $103,298,000)                                                                      129,234




                                                                                                     Principal          Market
                                                                                                        amount           value
Short-term securities                                                                                    (000)           (000)
Federal agency discount notes  -  9.41%
Freddie Mac 1.21%-1.29% due 3/6-6/20/2003                                                             1,463,178       1,460,901
Federal Home Loan Bank 1.215%-1.715% due 3/5-6/16/2003                                                1,115,535       1,113,995
Fannie Mae 1.225%-1.60% due 3/5-6/20/2003                                                               848,845         847,478
Federal Farm Credit Banks 1.265%-1.40% due 3/6-4/7/2003                                                 111,485         111,425


Corporate short-term notes  -  3.70%
Ciesco LP 1.26% due 3/7/2003                                                                             27,813          27,806
Citicorp 1.29% due 3/21-4/4/2003                                                                         70,000          69,932
Corporate Asset Funding Co. Inc. 1.25% due 4/4/2003 (3)                                                  25,000          24,970
Edison Asset Securitization LLC 1.25%-1.29% due 4/9-4/22/2003 (3)                                        65,800          65,689
GE Financial Assurance Holdings Inc. 1.35% due 3/3/2003 (3)                                              50,000          49,994
General Dynamics Corp. 1.25%-1.27% due 4/1-4/23/2003 (3)                                                111,700         111,528
Enterprise Funding Corp. 1.26% due 4/3/2003 (3)                                                          28,059          28,026
Receivables Capital Corp. 1.28%-1.30% due 3/14-4/11/2003 (3)                                             78,789          78,721
Pfizer Inc 1.24% due 4/2-4/30/2003 (3)                                                                  100,000          99,860
Preferred Receivables Funding Corp. 1.26%-1.28% due 3/4-3/28/2003 (3)                                    91,600          91,554
Abbott Laboratories 1.23%-1.25% due 3/3-3/26/2003 (3)                                                    85,800          85,752
Merck & Co., Inc. 1.24% due 3/4-3/10/2003                                                                75,000          74,984
ChevronTexaco Corp. 1.24% due 4/14-4/15/2003                                                             75,000          74,882
Kraft Foods Inc. 1.24%-1.25% due 4/8-4/28/2003                                                           66,000          65,888
American Express Credit Corp. 1.25%-1.27% due 3/17-4/2/2003                                              60,000          59,948
Triple-A One Funding Corp. 1.26%-1.29% due 3/20-4/9/2003 (3)                                             51,183          51,129
Minnesota Mining and Manufacturing Co. 1.27%-1.28% due 3/10-4/2/2003                                     44,500          44,463
Johnson & Johnson 1.23%-1.29% due 4/7-4/9/2003 (3)                                                       42,000          41,944
FCAR Owner Trust I 1.29% due 3/11/2003                                                                   41,300          41,284
Executive Jet Inc. 1.27% due 3/11/2003 (3)                                                               35,000          34,986
Wells Fargo & Co. 1.25% due 4/28/2003                                                                    32,700          32,633
Schering Corp. 1.30% due 3/10/2003                                                                       32,100          32,088
Coca-Cola Co. 1.30% due 3/4/2003                                                                         25,000          24,996
Harvard University 1.26% due 3/11/2003                                                                   25,000          24,990
New Center Asset Trust 1.25% due 3/18/2003                                                               24,000          23,985
E.I. du Pont de Nemours & Co. 1.23% due 3/25/2003                                                        20,000          19,983
Estee Lauder Companies Inc. 1.26% due 3/3/2003 (3)                                                        9,400           9,399


U.S. Treasuries  -  0.33%
U.S. Treasury Bills 1.19%-1.22% due 3/20-5/8/2003                                                       123,500         123,281


Certificates of deposit  -  0.21%
State Street Bank & Trust 1.31%-1.32% due 3/6-3/12/2003                                                  78,300          78,300


Total short-term securities (cost: $5,126,810,000)                                                                    5,126,794
Total investment securities (cost: $42,946,642,000)                                                                  37,642,143

New Taiwanese Dollar (cost: $1,348,000)                                                               NT$45,222           1,302

Other assets less liabilities                                                                                           (76,125)

Net assets                                                                                                          $37,567,320

(1) Security did not produce income during the last 12 months.
(2) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Valued under fair value procedures adopted by authority of the Board of Directors.

ADR = American Depositary Receipts

See Notes to Financial Statements


EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE AUGUST 31, 2002
ASML Holding
General Motors
Illinois Tool Works
ImClone Systems
J.P. Morgan Chase
Kohl's
KPN
Liberty Media
McDonald's
Medtronic
Microchip Technology
Patterson-UTI Energy
Raythen
Sanmina-SCI
SAP
Schering-Plough
TJX Companies
TXU
Veritas Software

EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE AUGUST 31, 2002
Amgen
BJ Services
BMC Software
Cablevision Systems
Corning
Crown Castle International
Edison International
Fujitsu
Gallaher Group
Guidant
Guilford Pharmaceuticals
Household International
Intuit
King Pharmaceuticals
Kookmin Bank
KT
Lockheed Martin
Manulife Financial
MGM Mirage
Nexsi Systems
NTL
Polo Ralph Lauren
Samsung Electro-Mechanics
ServiceMaster
SkyWest
Sony
Staples
Universal Health Services
VeriSign
Wyeth


FINANCIAL STATEMENTS
Statement of assets and liabilities                                                                                     unaudited
at February 28, 2003
(dollars and shares in thousands, except per-share amounts)
Assets:
 Investment securities at market (cost: $42,946,642)                                                                  $37,642,143
 Cash denominated in non-U.S. currencies
  (cost: $1,348)                                                                                                            1,302
 Cash                                                                                                                         182
 Receivables for:
  Sales of investments                                                                               $32,277
  Sales of fund's shares                                                                              94,810
  Dividends and interest                                                                              28,781              155,868
                                                                                                                       37,799,495
Liabilities:
 Payables for:
  Purchases of investments                                                                           161,020
  Repurchases of fund's shares                                                                        38,445
  Investment advisory services                                                                         8,834
  Services provided by affiliates                                                                     22,830
  Deferred Directors' compensation                                                                       866
  Other fees and expenses                                                                                180              232,175
Net assets at February 28, 2003                                                                                       $37,567,320

Net assets consist of:
 Capital paid in on shares of capital stock                                                                           $45,458,271
 Distributions in excess of net investment income                                                                          (1,826)
 Accumulated net realized loss                                                                                         (2,584,656)
 Net unrealized depreciation                                                                                           (5,304,469)
Net assets at February 28, 2003                                                                                       $37,567,320

Total authorized capital stock - 3,500,000 shares, $0.001 par value
                                                                                                      Shares      Net asset value
                                                                        Net assets               outstanding         per share (1)

Class A                                                                $30,520,865                 1,699,586               $17.96
Class B                                                                  2,365,999                   134,178                17.63
Class C                                                                  1,658,642                    94,204                17.61
Class F                                                                  2,059,087                   115,064                17.90
Class 529-A                                                                234,397                    13,070                17.93
Class 529-B                                                                 67,181                     3,772                17.81
Class 529-C                                                                 77,410                     4,346                17.81
Class 529-E                                                                 12,342                       690                17.90
Class 529-F                                                                  2,105                       117                17.94
Class R-1                                                                    8,009                       448                17.87
Class R-2                                                                   94,224                     5,280                17.85
Class R-3                                                                  226,031                    12,639                17.88
Class R-4                                                                  129,904                     7,248                17.92
Class R-5                                                                  111,124                     6,187                17.96

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $19.06 and $19.02, respectively.


See Notes to Financial Statements

Statement of operations                                                                                                unaudited
for the six months ended February 28, 2003                                                                 (dollars in thousands)

Investment income:
 Income:
  Dividends (net of non-U.S. withholding tax of $3,416)                                            $129,089
  Interest                                                                                           50,274             $179,363

 Fees and expenses:
  Investment advisory services                                                                       57,438
  Distribution services                                                                              60,738
  Transfer agent services                                                                            29,962
  Administrative services                                                                             4,200
  Reports to shareholders                                                                               995
  Registration statement and prospectus                                                               1,028
  Postage, stationery and supplies                                                                    3,611
  Directors' compensation                                                                               103
  Auditing and legal                                                                                     63
  Custodian                                                                                             978
  State and local taxes                                                                                   1
  Other                                                                                                 159
  Total expenses before reimbursement                                                               159,276
   Reimbursement of expenses                                                                            117              159,159
 Net investment income                                                                                                    20,204

Net realized loss and unrealized depreciation on investments and non-U.S. currency:
 Net realized (loss) gain on:
  Investments                                                                                      (388,644)
  Non-U.S. currency transactions                                                                        161             (388,483)
 Net unrealized depreciation on:
  Investments                                                                                      (939,888)
  Non-U.S. currency translations                                                                        (80)            (939,968)
   Net realized loss and unrealized depreciation
    on investments and non-U.S. currency                                                                              (1,328,451)
Net decrease in net assets resulting from operations                                                                 $(1,308,247)



See Notes to Financial Statements





Statement of changes in net assets                                                                         (dollars in thousands)
                                                                                                 Six months           Year ended
                                                                                         ended February 28,           August 31,
                                                                                                      2003*                 2002
Operations:
 Net investment income                                                                            $  20,204            $  45,279
 Net realized loss on investments and
  non-U.S. currency transactions                                                                   (388,483)          (2,196,947)
 Net unrealized depreciation
  on investments and non-U.S. currency translations                                                (939,968)          (6,613,569)
   Net decrease in net assets resulting from operations                                          (1,308,247)          (8,765,237)

Dividends paid to shareholders from net investment income                                           (37,507)             (70,809)

Capital share transactions                                                                        2,800,982            8,463,322

Total increase (decrease) in net assets                                                           1,455,228             (372,724)

Net assets:
 Beginning of period                                                                             36,112,092           36,484,816
 End of period (including distributions in excess of net investment income and
  undistributed net investment income: $(1,826) and $15,477, respectively)                      $37,567,320          $36,112,092

*Unaudited

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS                                         unaudited


1. Organization and significant accounting policies

Organization - The Growth Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%                 None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None               Declines from 5%             Classes B and 529-B
                                                       to zero                     convert to
                                                 for redemptions within         classes A and 529-A,
                                                     six years of               respectively, after
                                                      purchase                      eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.       Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of February 28, 2003, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $42,951,811,000.

As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Distributions in excess of net investment income and currency gains
                                                              $(1,825)
Accumulated short-term capital losses                      (1,687,017)
Accumulated long-term capital losses                         (892,954)
Gross unrealized appreciation on investment securities       3,230,150
Gross unrealized depreciation on investment securities     (8,538,516)

Accumulated short-term capital losses above include a capital loss carryforward of $424,032,000 expiring in 2010. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):


                                                Distributions from             Distributions             Total
                                                  ordinary income             from long-term     distributions
                                        Net investment       Short-term        capital gains              paid
                                            income and          capital
Share class(1)                          currency gains            gains
Six months ended February 28, 2003
Class A                                       $ 31,897                -                    -          $ 31,897
Class F                                          4,413                -                    -             4,413
Class 529-A                                        455                -                    -               455
Class 529-E                                         14                -                    -                14
Class 529-F                                          1                -                    -                 1
Class R-1                                            2                -                    -                 2
Class R-2                                           62                -                    -                62
Class R-3                                          218                -                    -               218
Class R-4                                          109                -                    -               109
Class R-5                                          336                -                    -               336
Total                                         $ 37,507                -                    -          $ 37,507


                                                Distributions from             Distributions             Total
                                                  ordinary income             from long-term     distributions
                                        Net investment       Short-term        capital gains              paid
                                            income and          capital
Share class(1)                          currency gains            gains
Year ended August 31, 2002
Class A                                       $ 68,401                -                    -          $ 68,401
Class F                                          2,408                -                    -             2,408
Total                                         $ 70,809                -                    -          $ 70,809


(1) Class 529-A, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.50% on the first $1 billion of daily net assets and decreasing to 0.276% on such assets in excess of $55 billion. For the six months ended February 28, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.311% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2003, unreimbursed expenses which remain subject to reimbursement totaled $15,993,000 for Class A. There were no unreimbursed expenses which remain subject to reimbursement for Class 529-A.

         Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B shares. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the six months ended February 28, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------


                                                     Administrative      Administrative      Administrative
                                                        services           services            services
                                                  CRMC administrative    Transfer agent     Commonwealth of
                                                        services            services            Virginia
 Share class     Distribution    Transfer agent                                              administrative
                   services         services                                                    services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class A         $38,337          $27,607         Not applicable      Not applicable      Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B          11,393           2,355          Not applicable      Not applicable      Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C          7,607           Included            $1,141               $534           Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F          2,269           Included            1,361                 259           Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          51            Included             141                  25                 $ 94
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B         264            Included              40                  20                  27
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C         303            Included              46                  19                  30
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          21            Included              6                   1                   4
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          1             Included              1                   -*                  -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           18            Included              3                   6             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2          160            Included              32                 166            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3          247            Included              74                  68            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           67            Included              40                  8             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included              50                  4             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $60,738          $29,962             $2,935              $1,110               $155
---------------------------------------------------------------------------------------------------------------
* Amount less than one thousand.

Deferred Directors' compensation - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):


                                                                                         Reinvestments
                                            Sales(2)            Sales(2)                 of dividends
Share class(1)                                Amount             Shares               Amount        Shares
Six months ended February 28, 2003
Class A                                  $ 3,957,057            213,368             $ 30,635         1,635
Class B                                      456,749             25,032                    -             -
Class C                                      498,603             27,304                    -             -
Class F                                      840,683             45,417                3,909           210
Class 529-A                                  101,510              5,482                  455            24
Class 529-B                                   31,177              1,693                    -             -
Class 529-C                                   36,410              1,977                    -             -
Class 529-E                                    7,337                396                   14             1
Class 529-F                                    2,221                119                    1            -*
Class R-1                                      7,524                411                    2            -*
Class R-2                                    104,150              5,655                   62             4
Class R-3                                    255,051             13,776                  218            12
Class R-4                                    146,522              7,819                  109             6
Class R-5                                     28,106              1,492                  292            16
Total net increase
   (decrease) in fund                    $ 6,473,100            349,941             $ 35,697         1,908



                                                    Repurchases(2)                      Net increase
Share class(1)                                 Amount           Shares             Amount          Shares
Six months ended February 28, 2003
Class A                                  $ (3,034,556)        (165,834)         $ 953,136          49,169
Class B                                      (169,902)          (9,510)           286,847          15,522
Class C                                      (145,188)          (8,122)           353,415          19,182
Class F                                      (283,466)         (15,632)           561,126          29,995
Class 529-A                                    (3,680)            (202)            98,285           5,304
Class 529-B                                      (925)             (51)            30,252           1,642
Class 529-C                                    (1,504)             (83)            34,906           1,894
Class 529-E                                       (92)              (5)             7,259             392
Class 529-F                                       (39)              (2)             2,183             117
Class R-1                                        (572)             (31)             6,954             380
Class R-2                                     (14,654)            (799)            89,558           4,860
Class R-3                                     (31,915)          (1,746)           223,354          12,042
Class R-4                                     (13,676)            (744)           132,955           7,081
Class R-5                                      (7,646)            (415)            20,752           1,093
Total net increase
   (decrease) in fund                    $ (3,707,815)        (203,176)       $ 2,800,982         148,673



                                                                                         Reinvestments
                                            Sales(2)            Sales(2)                 of dividends
Share class(1)                                Amount             Shares               Amount        Shares
Year ended August 31, 2002
Class A                                 $ 10,104,102            461,456             $ 67,563         2,886
Class B                                    1,493,185             68,694                    -             -
Class C                                    1,426,724             65,844                    -             -
Class F                                    1,822,121             83,859                2,205            94
Class 529-A                                  168,094              7,848                    -             -
Class 529-B                                   45,892              2,159                    -             -
Class 529-C                                   52,677              2,472                    -             -
Class 529-E                                    6,190                300                    -             -
Class R-1                                      1,362                 73                    -             -
Class R-2                                      8,326                448                    -             -
Class R-3                                     12,900                681                    -             -
Class R-4                                      3,131                171                    -             -
Class R-5                                    112,787              5,312                    -             -
Total net increase
   (decrease) in fund                   $ 15,257,491            699,317             $ 69,768         2,980



                                                    Repurchases(2)                      Net increase
Share class(1)                                 Amount           Shares             Amount          Shares
Year ended August 31, 2002
Class A                                 $ (6,165,610)        (293,074)       $ 4,006,055         171,268
Class B                                     (255,386)         (12,588)         1,237,799          56,106
Class C                                     (150,771)          (7,614)         1,275,953          58,230
Class F                                     (282,984)         (13,977)         1,541,342          69,976
Class 529-A                                   (1,635)             (82)           166,459           7,766
Class 529-B                                     (576)             (29)            45,316           2,130
Class 529-C                                     (395)             (20)            52,282           2,452
Class 529-E                                      (42)              (2)             6,148             298
Class R-1                                        (83)              (5)             1,279              68
Class R-2                                       (514)             (28)             7,812             420
Class R-3                                     (1,567)             (84)            11,333             597
Class R-4                                        (70)              (4)             3,061             167
Class R-5                                     (4,304)            (218)           108,483           5,094
Total net increase
   (decrease) in fund                   $ (6,863,937)        (327,725)       $ 8,463,322         374,572



* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5
    shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.

6. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of February 28, 2003, the total value of restricted securities was $833,881,000, which represents 2.22% of the net assets of the fund.

7. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $6,756,613,000 and $4,123,185,000, respectively, during the six months ended February 28, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 28, 2003, the custodian fee of $978,000 includes $15,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                        Income (loss) from investment operations(3)
                                                                                  Net
                                         Net asset                      (losses)gains
                                            value,            Net       on securities    Total from
                                         beginning     investment      (both realized    investment
                                         of period   income (loss)     and unrealized)   operations
Class A:
 Six months ended 2/28/2003 (2)             $18.57           $.02               $(.61)        $(.59)
 Year ended 8/31/2002                        23.20            .04               (4.62)        (4.58)
 Year ended 8/31/2001                        35.91            .15               (8.62)        (8.47)
 Year ended 8/31/2000                        26.20            .18               12.77         12.95
 Year ended 8/31/1999                        17.95            .07               10.48         10.55
 Year ended 8/31/1998                        20.14            .10                (.10)            -
Class B:
 Six months ended 2/28/2003 (2)              18.28           (.05)               (.60)         (.65)
 Year ended 8/31/2002                        22.98           (.13)              (4.57)        (4.70)
 Year ended 8/31/2001                        35.79           (.07)              (8.56)        (8.63)
 Period from 3/15/2000 to 8/31/2000          32.44           - (4)               3.35          3.35
Class C:
 Six months ended 2/28/2003 (2)              18.26           (.05)               (.60)         (.65)
 Year ended 8/31/2002                        22.95           (.13)              (4.56)        (4.69)
 Period from 3/15/2001 to 8/31/2001          23.78           (.08)               (.75)         (.83)
Class F:
 Six months ended 2/28/2003 (2)              18.53            .02                (.61)         (.59)
 Year ended 8/31/2002                        23.19            .03               (4.61)        (4.58)
 Period from 3/15/2001 to 8/31/2001          23.92            .02                (.75)         (.73)
Class 529-A:
 Six months ended 2/28/2003 (2)              18.56            .02                (.61)         (.59)
 Period from 2/15/2002 to 8/31/2002          22.62            .01               (4.07)        (4.06)
Class 529-B:
 Six months ended 2/28/2003 (2)              18.48           (.06)               (.61)         (.67)
 Period from 2/15/2002 to 8/31/2002          22.62           (.08)              (4.06)        (4.14)
Class 529-C:
 Six months ended 2/28/2003 (2)              18.48           (.06)               (.61)         (.67)
 Period from 2/15/2002 to 8/31/2002          22.62           (.08)              (4.06)        (4.14)
Class 529-E:
 Six months ended 2/28/2003 (2)              18.55           (.01)               (.61)         (.62)
 Period from 3/1/2002 to 8/31/2002           22.95           (.02)              (4.38)        (4.40)
Class 529-F:
 Period from 9/16/2002 to 2/28/2003 (2)      18.39            .01                (.43)         (.42)
Class R-1:
 Six months ended 2/28/2003 (2)              18.53           (.05)               (.60)         (.65)
 Period from 6/6/2002 to 8/31/2002           21.08           (.03)              (2.52)        (2.55)
Class R-2:
 Six months ended 2/28/2003 (2)              18.53           (.04)               (.61)         (.65)
 Period from 5/21/2002 to 8/31/2002          22.11           (.03)              (3.55)        (3.58)
Class R-3:
 Six months ended 2/28/2003 (2)              18.55           (.01)               (.62)         (.63)
 Period from 5/21/2002 to 8/31/2002          22.11           (.01)              (3.55)        (3.56)
Class R-4:
 Six months ended 2/28/2003 (2)              18.57            .01                (.61)         (.60)
 Period from 5/28/2002 to 8/31/2002          22.01            .01               (3.45)        (3.44)
Class R-5:
 Six months ended 2/28/2003 (2)              18.58            .05                (.61)         (.56)
 Period from 5/15/2002 to 8/31/2002          22.40            .03               (3.85)        (3.82)




                                                  Dividends and distributions

                                           Dividends
                                           (from net   Distributions             Total     Net asset
                                          investment   (from capital     dividends and    value, end       Total
                                              income)          gains)    distributions     of period    return(5)
Class A:
 Six months ended 2/28/2003 (2)                $(.02)            $ -             $(.02)       $17.96       (3.19)%
 Year ended 8/31/2002                           (.05)              -              (.05)        18.57      (19.80)
 Year ended 8/31/2001                           (.15)          (4.09)            (4.24)        23.20      (25.28)
 Year ended 8/31/2000                           (.04)          (3.20)            (3.24)        35.91       53.51
 Year ended 8/31/1999                           (.09)          (2.21)            (2.30)        26.20       61.26
 Year ended 8/31/1998                           (.13)          (2.06)            (2.19)        17.95        (.24)
Class B:
 Six months ended 2/28/2003 (2)                    -               -                 -         17.63       (3.56)
 Year ended 8/31/2002                              -               -                 -         18.28      (20.45)
 Year ended 8/31/2001                           (.09)          (4.09)            (4.18)        22.98      (25.83)
 Period from 3/15/2000 to 8/31/2000                -               -                 -         35.79       10.33
Class C:
 Six months ended 2/28/2003 (2)                    -               -                 -         17.61       (3.56)
 Year ended 8/31/2002                              -               -                 -         18.26      (20.44)
 Period from 3/15/2001 to 8/31/2001                -               -                 -         22.95       (3.49)
Class F:
 Six months ended 2/28/2003 (2)                 (.04)              -              (.04)        17.90       (3.17)
 Year ended 8/31/2002                           (.08)              -              (.08)        18.53      (19.83)
 Period from 3/15/2001 to 8/31/2001                -               -                 -         23.19       (3.05)
Class 529-A:
 Six months ended 2/28/2003 (2)                 (.04)              -              (.04)        17.93       (3.17)
 Period from 2/15/2002 to 8/31/2002                -               -                 -         18.56      (17.95)
Class 529-B:
 Six months ended 2/28/2003 (2)                    -               -                 -         17.81       (3.62)
 Period from 2/15/2002 to 8/31/2002                -               -                 -         18.48      (18.30)
Class 529-C:
 Six months ended 2/28/2003 (2)                    -               -                 -         17.81       (3.62)
 Period from 2/15/2002 to 8/31/2002                -               -                 -         18.48      (18.30)
Class 529-E:
 Six months ended 2/28/2003 (2)                 (.03)              -              (.03)        17.90       (3.36)
 Period from 3/1/2002 to 8/31/2002                 -               -                 -         18.55      (19.17)
Class 529-F:
 Period from 9/16/2002 to 2/28/2003 (2)         (.03)              -              (.03)        17.94       (2.29)
Class R-1:
 Six months ended 2/28/2003 (2)                 (.01)              -              (.01)        17.87       (3.52)
 Period from 6/6/2002 to 8/31/2002                 -               -                 -         18.53      (12.10)
Class R-2:
 Six months ended 2/28/2003 (2)                 (.03)              -              (.03)        17.85       (3.54)
 Period from 5/21/2002 to 8/31/2002                -               -                 -         18.53      (16.19)
Class R-3:
 Six months ended 2/28/2003 (2)                 (.04)              -              (.04)        17.88       (3.40)
 Period from 5/21/2002 to 8/31/2002                -               -                 -         18.55      (16.10)
Class R-4:
 Six months ended 2/28/2003 (2)                 (.05)              -              (.05)        17.92       (3.22)
 Period from 5/28/2002 to 8/31/2002                -               -                 -         18.57      (15.63)
Class R-5:
 Six months ended 2/28/2003 (2)                 (.06)              -              (.06)        17.96       (3.02)
 Period from 5/15/2002 to 8/31/2002                -               -                 -         18.58      (17.05)




                                                                Ratio of                   Ratio of
                                               Net assets,      expenses           net income (loss)
                                             end of period    to average                 to average
                                              (in millions)   net assets                 net assets
Class A:
 Six months ended 2/28/2003 (2)                    $30,521          .78%   (6)                 .19%  (6)
 Year ended 8/31/2002                               30,644           .75                        .18
 Year ended 8/31/2001                               34,312           .71                        .56
 Year ended 8/31/2000                               40,671           .70                        .58
 Year ended 8/31/1999                               20,673           .70                        .28
 Year ended 8/31/1998                               11,798           .70                        .48
Class B:
 Six months ended 2/28/2003 (2)                      2,366          1.56   (6)                 (.59) (6)
 Year ended 8/31/2002                                2,170          1.52                       (.60)
 Year ended 8/31/2001                                1,437          1.48                       (.29)
 Period from 3/15/2000 to 8/31/2000                    424           .66                       (.01)
Class C:
 Six months ended 2/28/2003 (2)                      1,659          1.57   (6)                 (.60) (6)
 Year ended 8/31/2002                                1,370          1.55                       (.63)
 Period from 3/15/2001 to 8/31/2001                    385           .80                       (.34)
Class F:
 Six months ended 2/28/2003 (2)                      2,059           .77   (6)                  .21  (6)
 Year ended 8/31/2002                                1,576           .77                        .15
 Period from 3/15/2001 to 8/31/2001                    350           .38                        .08
Class 529-A:
 Six months ended 2/28/2003 (2)                        234           .68   (6)                  .29  (6)
 Period from 2/15/2002 to 8/31/2002                    144           .86   (6)                  .07  (6)
Class 529-B:
 Six months ended 2/28/2003 (2)                         67          1.68   (6)                 (.71) (6)
 Period from 2/15/2002 to 8/31/2002                     39          1.66   (6)                 (.74) (6)
Class 529-C:
 Six months ended 2/28/2003 (2)                         78          1.66   (6)                 (.69) (6)
 Period from 2/15/2002 to 8/31/2002                     45          1.64   (6)                 (.72) (6)
Class 529-E:
 Six months ended 2/28/2003 (2)                         12          1.13   (6)                 (.16) (6)
 Period from 3/1/2002 to 8/31/2002                       6           .56                       (.10)
Class 529-F:
 Period from 9/16/2002 to 2/28/2003 (2)                  2           .39                        .05
Class R-1:
 Six months ended 2/28/2003 (2)                          8          1.54   (6) (7)             (.55) (6)
 Period from 6/6/2002 to 8/31/2002                       1           .36   (7)                 (.16)
Class R-2:
 Six months ended 2/28/2003 (2)                         94          1.51   (6) (7)             (.53) (6)
 Period from 5/21/2002 to 8/31/2002                      8           .42   (7)                 (.17)
Class R-3:
 Six months ended 2/28/2003 (2)                        226          1.12   (6) (7)             (.15) (6)
 Period from 5/21/2002 to 8/31/2002                     11           .31   (7)                 (.06)
Class R-4:
 Six months ended 2/28/2003 (2)                        130           .76   (6) (7)              .17  (6)
 Period from 5/28/2002 to 8/31/2002                      3           .20   (7)                  .05
Class R-5:
 Six months ended 2/28/2003 (2)                        111           .44   (6)                  .53  (6)
 Period from 5/15/2002 to 8/31/2002                     95           .13                        .14

                                                   Six months ended
                                                        February 28,               Year ended August 31
                                                              2003(2)        2002      2001    2000   1999     1998

Portfolio turnover rate for all classes of shares                13%          30%       36%     47%    46%      39%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Amount less than one cent.
(5) Total returns exclude all sales charges, including contingent deferred sales charges.
(6) Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.80%, 2.02%, 1.13% and .77% for classes R-1, R-2, R-3 and R-4, respectively, during the six months ended February 28, 2003, and .46%, .49%, .33% and .25% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended August 31, 2002. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.

OTHER SHARE CLASS RESULTS                                                                                         UNAUDITED

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended March 31, 2003 (the most recent calendar quarter):

                                                                                              1 year           Life of class
CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold
     within six years of purchase                                                             -27.38%           -14.84%/1/
Not reflecting CDSC                                                                           -23.56%           -14.11%/1/

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     -24.36%           -13.57%/2/
Not reflecting CDSC                                                                           -23.59%           -13.57%/2/

CLASS F SHARES/3/
Not reflecting annual asset-based fee charged by sponsoring firm                              -22.98%           -12.87%/2/

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                                         -27.40%           -22.52%/4/
Not reflecting maximum sales charge                                                           -22.97%           -18.31%/4/

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only
     if shares are sold within six years of purchase                                          -27.47%           -21.95%/4/
Not reflecting CDSC                                                                           -23.65%           -19.05%/4/

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     -24.45%           -19.05%/4/
Not reflecting CDSC                                                                           -23.69%           -19.05%/4/

CLASS 529-E SHARES/3/
Total return                                                                                  -23.24%           -20.20%/5/

CLASS 529-F SHARES/3/
Total return                                                                                       --            -2.02%/6/


/1/ Average annual compound return from March 15, 2000, when Class B shares were first sold.
/2/ Average annual compound return from March 15, 2001, when Class C and Class F shares were first sold.
/3/ These shares are sold without any initial or contingent deferred sales charge.
/4/ Average annual compound return from February 15, 2002, when Class 529-A, Class 529-B and Class 529-C shares were first sold.
/5/ Average annual compound return from March 1, 2002, when Class 529-E shares were first sold.
/6/ From September 16, 2002, when Class 529-F shares were first sold.

OFFICES

OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94105-1409

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Growth Fund of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.77% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.80% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.02%) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of The Growth Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds (r)]

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we rely on our own research to find well-managed companies.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

GROWTH FUNDS
AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World FundSM
SMALLCAP World Fund(R)

GROWTH-AND-INCOME FUNDS
American Mutual Fund(R)
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America(R)
Washington Mutual Investors FundSM

EQUITY-INCOME FUNDS
Capital Income Builder(R)
The Income Fund of America(R)

BALANCED FUND
American Balanced Fund(R)

BOND FUNDS
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities FundSM

TAX-EXEMPT BOND FUNDS
American High-Income Municipal Bond Fund(R)
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America(R)

STATE-SPECIFIC TAX-EXEMPT FUNDS
The Tax-Exempt Fund of California(R)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

MONEY MARKET FUNDS
The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. GFA-013-0403
Litho in USA CDA/GRS/6233

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